19. SEGMENT REPORTING (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 1,030,997	$ 924,423
Office Leasing
Assets	102,000	87,400
Hotel business
Assets	157,000	174,100
Internet-based business
Assets	750,100	543,100
Discontinued Operations
Assets	$ 21,900	$ 119,900